Condensed Financial Information of the Parent Company (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Condensed Financial Information of the Parent Company (Details) [Line Items]
Totaling amount	¥ 71.9		¥ 71.9
Financing services | $		$ 19
IPO [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Financing services	¥ 88.2